Other disclosures - Risk Management and Principal Risks - Gross exposure and impairment allowance for loan commitment and financial guarantees (audited) (Details) - Off-balance sheet loan commitments and financial guarantee contracts - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross
Loan commitments and financial guarantee contracts
Net transfers between stages	£ 0	£ 0
Gross | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	54	131
Net transfers between stages	0	0
Business activity in the year	26	19
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4	(4)
Limit management and final repayments	17	92
Closing/Ending balance	67	54
Gross | Credit cards, unsecured loans and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	81,901	74,485
Net transfers between stages	0	0
Business activity in the year	36,775	11,040
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,024	3,860
Limit management and final repayments	7,283	7,484
Closing/Ending balance	120,417	81,901
Gross | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	207,440	201,861
Business activity in the year	47,924	50,062
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	34,049	11,092
Limit management and final repayments	64,014	55,575
Closing/Ending balance	225,399	207,440
ECL
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
ECL | Credit cards, unsecured loans and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	89	90
Net transfers between stages	0	0
Business activity in the year	51	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	6	(1)
Limit management and final repayments	(26)	0
Closing/Ending balance	120	89
ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	410	679
Business activity in the year	82	116
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	17	(233)
Limit management and final repayments	(97)	(152)
Closing/Ending balance	412	410
Stage 1 | Gross | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	53	125
Net transfers between stages	(5)	0
Business activity in the year	26	19
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4	(4)
Limit management and final repayments	17	87
Closing/Ending balance	61	53
Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	78,655	68,211
Net transfers between stages	(1,457)	2,992
Business activity in the year	36,388	10,628
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,749	3,712
Limit management and final repayments	6,877	6,888
Closing/Ending balance	117,458	78,655
Stage 1 | Gross | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	178,006	160,404
Net transfers between stages	6,139	7,801
Business activity in the year	43,676	45,395
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	27,913	10,551
Limit management and final repayments	54,184	46,145
Closing/Ending balance	201,550	178,006
Stage 1 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	36	34
Net transfers between stages	30	(4)
Business activity in the year	24	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(37)	6
Limit management and final repayments	(6)	0
Closing/Ending balance	47	36
Stage 1 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	167	205
Net transfers between stages	60	220
Business activity in the year	28	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(39)	(232)
Limit management and final repayments	(29)	(40)
Closing/Ending balance	187	167
Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	2
Net transfers between stages	1	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	2
Closing/Ending balance	1	0
Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	3,214	6,244
Net transfers between stages	1,328	(3,431)
Business activity in the year	375	410
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,653)	585
Limit management and final repayments	400	594
Closing/Ending balance	2,864	3,214
Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	28,417	39,426
Net transfers between stages	(6,073)	(6,730)
Business activity in the year	4,233	4,658
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,993	2
Limit management and final repayments	9,509	8,939
Closing/Ending balance	23,061	28,417
Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	33	33
Net transfers between stages	(24)	(2)
Business activity in the year	25	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	36	2
Limit management and final repayments	(18)	0
Closing/Ending balance	52	33
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	241	446
Net transfers between stages	(64)	(214)
Business activity in the year	54	102
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	58	12
Limit management and final repayments	(66)	(105)
Closing/Ending balance	223	241
Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1	4
Net transfers between stages	4	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	3
Closing/Ending balance	5	1
Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	32	30
Net transfers between stages	129	439
Business activity in the year	12	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(72)	(437)
Limit management and final repayments	6	2
Closing/Ending balance	95	32
Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1,017	2,031
Net transfers between stages	(66)	(1,071)
Business activity in the year	15	9
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	143	539
Limit management and final repayments	321	491
Closing/Ending balance	788	1,017
Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	20	23
Net transfers between stages	(6)	6
Business activity in the year	2	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7	(9)
Limit management and final repayments	(2)	0
Closing/Ending balance	21	20
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	2	28
Net transfers between stages	4	(6)
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)	(13)
Limit management and final repayments	(2)	(7)
Closing/Ending balance	£ 2	£ 2